Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcoetftr-20151001_SupplementTextBlock

PIMCO ETF Trust

Supplement Dated October 2, 2015 to the
Actively-Managed Exchange-Traded Funds Prospectus dated October 31, 2014, as supplemented from time to time (the "Prospectus")

Disclosure Related to the
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund and the
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
(each a "Fund")

PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund

Effective October 16, 2015, the Fund's secondary benchmark index is the PIMCO Global Advantage Inflation-Linked Bond Index® (USD Partially Hedged). Accordingly, effective October 16, 2015, the following changes are made:

The fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective portfolio duration of this Fund normally varies within two years (plus or minus) of the effective portfolio duration of the securities comprising the PIMCO Global Advantage Inflation-Linked Bond Index® (USD Partially Hedged), as calculated by PIMCO, which as of June 30, 2015, as converted, was 6.07 years.

The last sentence of the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Similarly, the effective duration of the PIMCO Global Advantage Inflation-Linked Bond Index® (USD Partially Hedged) will be calculated using the same conversion factors.

The second paragraph of the "Performance Information" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund's primary benchmark index is the Barclays Universal Government Inflation-Linked Bond Index. Effective October 16, 2015, the Fund's secondary benchmark index is the PIMCO Global Advantage Inflation-Linked Bond Index® (USD Partially Hedged). The secondary benchmark index was selected because it may better optimize the risk/return profile of the Fund as compared to the prior secondary benchmark index. Prior to October 16, 2015, the Fund's secondary benchmark index was an unhedged version of the same GLADI benchmark as described.

The fourth paragraph of the "Performance Information" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The PIMCO Global Advantage Inflation-Linked Bond Index® ("GLADI") (USD Partially Hedged) represents the global bond market for inflation-linked government debt encompassing both developed and emerging markets. The index adheres to the principals of the PIMCO Global Advantage Indices when applicable to the global inflation-linked bond market.

The following disclosure is added above the row relating to the PIMCO Global Advantage Inflation-Linked Bond Index® (USD Unhedged) (NY Close) in the Average Annual Total Returns table in the "Performance Information" section of the Fund's Fund Summary in the Prospectus:

	1 Year	Inception Date (04/30/12)
PIMCO Global Advantage Inflation-Linked Bond Index® (USD Partially Hedged)	-7.71%	-0.97%

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

Effective October 16, 2015, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Barclays 1-15 Year Municipal Bond Index, as calculated by PIMCO, which as of June 30, 2015 was 5.11 years.

(PIMCO ETF Trust - Supplement) | (PIMCO Global Advantage Inflation-Linked Bond Active Exchange-Traded Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The effective portfolio duration of this Fund normally varies within two years (plus or minus) of the effective portfolio duration of the securities comprising the PIMCO Global Advantage Inflation-Linked Bond Index® (USD Partially Hedged), as calculated by PIMCO, which as of June 30, 2015, as converted, was 6.07 years.

Similarly, the effective duration of the PIMCO Global Advantage Inflation-Linked Bond Index® (USD Partially Hedged) will be calculated using the same conversion factors.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's primary benchmark index is the Barclays Universal Government Inflation-Linked Bond Index. Effective October 16, 2015, the Fund's secondary benchmark index is the PIMCO Global Advantage Inflation-Linked Bond Index® (USD Partially Hedged). The secondary benchmark index was selected because it may better optimize the risk/return profile of the Fund as compared to the prior secondary benchmark index. Prior to October 16, 2015, the Fund's secondary benchmark index was an unhedged version of the same GLADI benchmark as described.

The PIMCO Global Advantage Inflation-Linked Bond Index® ("GLADI") (USD Partially Hedged) represents the global bond market for inflation-linked government debt encompassing both developed and emerging markets. The index adheres to the principals of the PIMCO Global Advantage Indices when applicable to the global inflation-linked bond market.

(PIMCO ETF Trust - Supplement) | (PIMCO Global Advantage Inflation-Linked Bond Active Exchange-Traded Fund) | PIMCO Global Advantage Inflation-Linked Bond Index® (USD Partially Hedged)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(7.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012
(PIMCO ETF Trust - Supplement) | (PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Barclays 1-15 Year Municipal Bond Index, as calculated by PIMCO, which as of June 30, 2015 was 5.11 years.